Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
6.	Debt
The following table summarizes the outstanding borrowings as of December 31, 2022 and December 31, 2021 (in thousands):

	December 31,
	2022	2021
Pre-Close Notes	$25,300	$—
Eastward Term Loan	—	8,000
Convertible notes – related party	6,345	—
TD BCRS Line of credit	—	1,069
SVB Term Loan	—	398
ACOA Loans	497	532
Add: fair value of embedded derivative in convertible notes	60	—
Less: unamortized debt discounts and issuance costs	(219)	(250)

Total debt	$31,983	$9,749

Classification:
Line of credit and current portion of long-term debt	$148	$1,353
Long-term portion of term debt	$25,649	$8,396
Convertible notes, net – related party	$6,186	$—
Contractual future principal payments on outstanding debt obligations, excluding accrued interest and the convertible notes due to their mandatory conversion into common stock upon the passage of time or a capital markets transaction, as of December 31, 2022 are as follows (in thousands):

Year Ended December 31,
2023	$148
2024	105
2025	25,049
2026	49
2027	49
Thereafter	97

Total	$25,497

Term loans
Pre-Close
Notes
On November 14, 2022, Movella and certain of its subsidiaries, Wilmington Savings Fund Society, FSB, as administrative agent and collateral agent, and FP Credit Partners II AIV, L.P. and FP Credit Partners Phoenix II AIV, L.P., as purchasers (the “Purchasers”), entered into a Note Purchase Agreement (the “Note Purchase Agreement”) pursuant to which, (a) Movella issued and sold to the Purchasers, and the Purchasers purchased, senior secured notes of Movella in an aggregate original principal amount of $25.0 million (the
“Pre-Close
Facility”), and (b) subject to the fulfillment of certain conditions precedent (including the consummation of the Merger), Movella agreed to issue and sell to the Purchasers, and the Purchasers agreed to purchase, on the Closing Date, senior secured venture-linked notes in an aggregate original principal amount of $75.0 million (the “VLN Facility”), in each case, for the consideration (including via a deemed sale and purchase, as applicable), as set forth in the Note Purchase Agreement.

The obligations of Movella under the Note Purchase Agreement are guaranteed by certain of its subsidiaries and secured by substantially all of Movella’s and such subsidiaries’ assets. Upon consummation of the Merger, New Movella will also be required to become a secured guarantor of the obligations under the Note Purchase Agreement.
The commitment to provide the VLN Facility terminates upon the earliest to occur of (i) the termination of the Business Combination Agreement in accordance with its terms prior to the Closing Date and (ii) April 30, 2023, if the Merger has not been consummated on or prior to April 30, 2023 (the “VLN Termination Date”).
The proceeds of
the Pre-Close Facility
were used, in part, to refinance certain existing debt of Movella and its subsidiaries and to pay a portion of the transaction expenses associated with the financing arrangements contemplated by the Commitment Letter (the “FP Financing”), with the remaining proceeds available for growth and working capital and general corporate purposes. A portion of the proceeds of the VLN Facility were used on the Closing Date to refinance the Pre-Close Facility
and to pay transaction expenses associated with the FP Financing. After the Closing, the remaining proceeds of the VLN Facility will be available growth and working capital and general corporate purposes.
The interest rate per annum applicable to notes under the Note Purchase Agreement is 9.25%; provided, however, if the VLN Termination Date occurs, interest on the notes evidencing the Pre-Close Facility
will bear interest at Movella’s option, at either an alternate base rate plus an applicable margin initially of 8.25% per annum or a term SOFR rate, plus an applicable margin initially of 9.25% per annum. The applicable margin on the notes evidencing the
Pre-Close Notes
increases by 0.50%
in each year on the November 14 anniversary of the entry into the Note Purchase Agreement. With respect to the notes evidencing the VLN Facility, interest is paid in kind on the last business day of each calendar quarter commencing with the calendar quarter ending immediately after the first to occur of the Closing Date and the VLN Termination Date. Interest is also payable in cash on VLN Termination Date, the Closing Date and the date of any prepayment or repayment of notes (subject however, in certain cases, to the payment of a contractual return, if such contractual return is greater than the amount of all accrued and unpaid interest (other than default interest, if any)). Subject to certain exceptions in connection with certain qualified refinancing events and the repayment of the
Pre-Close
Facility on the Closing Date, on the date of any voluntary or mandatory prepayment or acceleration of the notes under the Note Purchase Agreement, a scheduled contractual return is required to be paid, if greater than the amount of all accrued and unpaid interest (other than default interest, if any). When such contractual return is paid, such contractual return will be deemed to constitute payment of all accrued and unpaid interest (other than default interest, if any) on the principal amount of notes so prepaid, repaid or accelerated, as applicable, including all interest on the notes that was previously paid in kind. After the Closing, New Movella will have the right, subject to certain exceptions, to cause the Grantees (or their permitted assignees) to sell all or a portion of the shares purchased by such entities in the Tender Offer and the Private Placement at any time in its sole discretion over the life of the VLN Facility, and a percentage of the proceeds (which percentage is a function of when proceeds are generated, based on a predetermined schedule with a sliding scale) of any such sale shall be applied as a credit against the outstanding obligations under of the VLN Facility upon a repayment of the VLN Facility in full or a refinancing event.

As the Closing occurred on February 10, 2023, the maturity of the VLN Facility will be five years after the Closing Date on February 10, 2028. There are no regularly scheduled amortization payments on either the Pre-Close Facility
or the VLN Facility until the maturity date therefor, however, there are customary mandatory prepayment events in connection with the receipt of net proceeds from extraordinary receipts and dispositions (subject, in the case of dispositions, to certain customary exceptions and customary reinvestment rights), debt issuances and upon events specified in the Note Purchase Agreement to be a change of control, and the
Pre-Close
Facility is required to be refinanced in full on the Closing Date with a portion of the proceeds of the VLN Facility.
The Pre-Close Facility
and VLN Facility may be optionally prepaid in whole or in part. All such prepayments are required to be accompanied by accrued and unpaid interest on the amount prepaid or if greater (excluding default interest, if any), payment of the contractual return.
The Company elected the fair value option to account for the
Pre-Close
Notes. The Company recorded the
Pre-Close
Notes at fair value upon issuance of $25.0 million and subsequently remeasured them to fair value at December 31, 2022 in the amount of $25.3 million. The change in fair value of the
Pre-Close
Notes of $0.3 million was primarily attributable to interest accretion, therefore there was an insignificant difference between the aggregate fair value and the aggregate unpaid principal and accrued interest on the
Pre-Close
Notes at December 31, 2022. The $0.3 million change in fair value of the
Pre-Close
Notes was recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss within the caption “Revaluation of debt”.
On February 10, 2023, the Closing occurred and the outstanding principal and accrued interest related to the
Pre-Close
Notes was repaid in full from a portion of the proceeds of the deemed issuance of the Venture Linked Notes. See Note 18.
Subsequent Events
.
Silicon Valley Bank
In February 2022, the Company fully repaid the amounts owed to Silicon Valley Bank (“SVB”) per the previous agreement and entered into amendments to the Loan and Security Agreement with SVB and subsequently received cash proceeds of $1.0 million and issued warrants to purchase 16,321 shares of the Company’s common stock at a purchase price of $1.58 per share. The term loan was repayable over 30 months starting October 2022 and would have matured in March 2025. The term loan bore a floating interest rate equal to the greater of the prime rate plus 1.75% per annum or 5.0% payable monthly. In the third quarter of 2022, the Company was not in compliance with the adjusted quick ratio debt covenant of the SVB term loan; SVB issued a debt covenant waiver for the breach of the covenant. On November 14, 2022, the Company repaid the SVB Loan in full using a portion of the proceeds from the
Pre-Close
Facility.
Eastward Fund Management, LLC
On December 10, 2021, the Company entered into a new loan and security agreement with Eastward in an aggregate original principal amount of $8.0 million. The proceeds were used to pay off the existing Eastward debt with the principal amount of $4.4 million and to provide working capital for business growth. The loan bore interest at prime rate plus 8.25% floating with a prime floor of 3.25%. The repayment term included the first

18 months of interest-only payments followed by 30 consecutive equal monthly installments of principal and interest payments and a final payment due upon maturity equal to 2.5% of the advance or $0.2 million. The Company had the option to prepay the entirety of the debt with written notice at least 45 days prior to such prepayment. The prepayment amount includes i) the outstanding principal plus accrued and unpaid interest plus ii) the prepayment premium, plus iii) the final payment, plus iv) all other sums, including interest at the default rate with respect to any past due amounts owed. As part of the agreement, the Company issued Eastward warrants to purchase 215,054 shares of common stock at an exercise price of $0.93 per share on December 10, 2021. On November 14, 2022, the Company repaid the Eastward Loan in full using a portion of the proceeds from the
Pre-Close
Facility.
Paycheck Protection Program (“PPP”)
On May 5, 2020, the Company received loan proceeds in the amount of $0.6 million under the Paycheck Protection Program (“PPP”). On September 22, 2021, the outstanding principal balance and related accrued interest were forgiven by the lender and the Small Business Administration (“SBA”). The Company recorded the loan
 forgiveness as other income of $
0.6
 million in the consolidated statements of operations in September 2021. The related accrued interest for the PPP loan was not material.
The Atlantic Canada Opportunities Agency loan (“ACOA” Loan)
Kinduct applied for
non-interest
bearing, unsecured term loans with a monthly installment repayment from the Atlantic Canada Opportunities Agency (ACOA) in 2011, 2013, and 2019. These three loans are scheduled to be repaid in 2024, 2024, and 2029, respectively. In 2021, Kinduct entered into an amendment to reduce the monthly repayments to $200 for these outstanding ACOA loans for the period from July 2021 to December 2022, July 2021 to December 2022, and October 2021 to December 2022, respectively. As of December 31, 2022 and 2021, the Company had recorded a total debt of $0.5 million and $0.5 million on the accompanying consolidated balance sheets related to these loans.
Convertible notes – related party
In March 2022, the Company entered into convertible promissory note agreements with two of its existing preferred stock investors and received aggregate cash proceeds of $4.9 million. The Company exchanged an additional $1.1 million of convertible promissory notes to the sellers of Kinduct for extinguishment of $1.1 million of the deferred payout liability owed to them. The convertible note exchange was accounted for as a troubled debt restructuring pursuant to FASB ASC Topic
470-60,
Troubled Debt Restructurings by Debtors
. As the future undiscounted cash flows of the Convertible notes were greater than their carrying amount, the carrying amount was not adjusted and no gain was recognized as a result of the modification of terms. Of the $1.1 million in convertible notes issued in exchange to the sellers of Kinduct, $1.0 million were issued to a related party. The convertible promissory notes shall bear an interest rate of 6.0% per annum. The outstanding principal amount and all accrued but unpaid interest on the notes shall be mandatorily converted into the Company’s common stock at a conversion price of $4.79 per share upon the earlier of i) maturity in September 2023 or ii) the occurrence of a capital markets transaction such as an initial public offering or acquisition by a special purpose acquisition company; or upon a change of control as defined in the convertible promissory note agreements, at the discretion of the noteholder, the notes would either convert into the Company’s common stock at a conversion price of $4.79 per share, or would be repayable at 1.5 times the outstanding principal amount plus all accrued and unpaid interest. The convertible notes contain an embedded derivative that is measured at fair value on a recurring basis, with changes in fair value of the embedded derivative recorded within other income (e xpense) on the consolidated statements of operations. The convertible notes are presented as of December 31, 2022, net of unamortized debt discount of $
0.2

million and the fair value of the embedded derivative of $0.1 million within the consolidated balance sheet. At issuance of the convertible notes in March 2022 the embedded derivative was valued at $0.5 million. Refer to Note 3.
Fair Value Measurements
for additional details on the bifurcated embedded derivative. Total interest expense on the convertible notes for the year ended December 31, 2022, was $0.5 million of which $0.5 million was to related parties. Interest expense related to amortization of debt discount was $0.2 million and interest expense related to accretion of the convertible notes was $0.4 million for the year ended December 31, 2022.

On February
 10, 2023, as the Company completed its acquisition by a special purpose acquisition company which qualified as a Maturity Date of the convertible notes, 100% of the outstanding principal and accrued interest on the convertible notes were mandatorily converted into 1,333,712 shares of Movella common stock at $4.79 per share per the original terms o
f the
notes.

Revolving lines of credit
Silicon Valley Bank (SVB)
In February 2022, the Company entered into amendments to the SVB Loan Agreement with SVB that raised the maximum amount available under the revolving line of credit to $3.0 million. The principal amount outstanding under the revolving line of credit shall accrue interest at a floating per annum rate equal to the greater of 1% above the prime rate, or 4.25%; the rate in effect at December 31, 2022, would have been 7.25% if the Company had borrowings on the SVB revolving line of credit. The amendment modified the borrowing base. The maximum amount available for borrowing under the revolving line of credit is 65% of eligible accounts receivable of the Company, provided that total advances made against Xsens eligible accounts receivable shall not exceed $1.5 million, the portion of the borrowing base comprised of eligible foreign accounts shall not exceed 25%, and advances made against eligible foreign accounts shall not exceed $0.8 million. There were no amounts outstanding under the SVB line of credit as of December 31, 2022, or

2021. On November 14, 2022, the SVB revolving line of credit agreement was terminated concurrently with the execution of the
Pre-Close
Notes.
TD BCRS Revolving Line of Credit
On June 9, 2020, the Company’s wholly-owned subsidiary Kinduct entered into a line of credit facility with TD Ameritrade Commercial Banking, Canada. The credit limit was the lesser of $1.5 million or the previous quarter’s Borrowing Base Condition. Borrowing Base Condition was calculated using the monthly recurring revenue multiplied by 5, less the amount of any statutory claims including government remittances. The interest rate was Prime Rate plus 1.55% per annum. On November 14, 2022, the Company repaid the TD BCRS Revolving Line of Credit in full using a portion of the proceeds from the
Pre-Close
Notes.